CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Issued capital [member]	Share premium [member]	Reserve For Shared Based Payment Transactions [Member]	Currency Translation Adjustments [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019		$ 233	$ 93,649	$ 4,435	$ (2,188)	$ (71,909)	$ 24,220
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(5,385)	(5,385)
Forfeiture of share options				(187)			(187)
Issuance of shares, net	[1]		466	(466)
Expiration of share options			(1,020)	1,020
Cost of share-based payment				986			986
Ending balance, value at Dec. 31, 2020		233	95,135	3,748	(2,188)	(77,294)	19,634
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(6,462)	(6,462)
Issuance of shares, net	[2]	129	42,131				42,260
Expiration of share options			142	(142)
Cost of share-based payment				1,893			1,893
Exercise of share options		1	158	(159)
Ending balance, value at Dec. 31, 2021		363	137,566	5,340	(2,188)	(83,756)	57,325
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(13,349)	(13,349)
Issuance of shares, net			(53)				(53)
Expiration of share options			197	(197)
Cost of share-based payment				1,474			1,474
Exercise of share options		1	436	(437)
Ending balance, value at Dec. 31, 2022		$ 364	$ 138,146	$ 6,180	$ (2,188)	$ (97,105)	$ 45,397

[1]	Net of issuance expenses of $4,444 thousand.
[2]	Net of issuance expenses of $2,940 thousand.